Note 34 - Financial Instruments and Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Carrying amount	$ 4,260	$ 6,708
Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	4,511	5,833
Zimbabwean operations [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Carrying amount	2,592	3,989
Zimbabwean operations [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	324	4,215
Jersey, Channel Islands [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Carrying amount	42	818
Jersey, Channel Islands [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	0	0
Other [member] | Cash and cash equivalents 1 [member]
Statement Line Items [Line Items]
Carrying amount	1,626	1,901
Other [member] | Trade and other receivables [member]
Statement Line Items [Line Items]
Carrying amount	$ 4,187	$ 1,618